           STANDARD AND POOR'S DEPOSITARY RECEIPTS(TM) ("SPDRS")(TM)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 1997










"S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services Corporation and the American Stock Exchange, Inc. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (NOTE 1)

-------------------------------------------------------------------------------
COMMON STOCKS                                           SHARES            VALUE
-------------------------------------------------------------------------------

3Com Corp. * .....................................     183,878      $ 9,423,747
Abbott Lab........................................     426,658       27,279,446
Adobe Systems, Inc................................      38,353        1,932,020
Advanced Micro Devices, Inc. *....................      76,025        2,475,564
Aeroquip-Vickers, Inc.............................      16,151          791,399
Aetna, Inc........................................      83,972        6,838,470
Ahmanson (H.F.) & Co..............................      55,642        3,161,161
Air Products & Chemicals, Inc. ...................      60,959        5,055,787
Airtouch Communications, Inc. * ..................     275,242        9,753,888
Alberto-Culver Co., Class B ......................      31,484          958,294
Albertson's, Inc..................................     140,014        4,882,988
Alcan Aluminum Ltd................................     126,980        4,412,555
Allegheny Teledyne, Inc...........................      98,207        2,811,175
Allergan Pharmaceuticals, Inc. ...................      36,090        1,306,007
Allied Signal, Inc................................     311,212       13,226,510
Allstate Corp.....................................     241,327       19,396,658
Alltel Corp.......................................     100,745        3,475,703
Aluminum Co. of America...........................      96,640        7,924,480
Alza Corp.........................................      46,864        1,359,056
Amerada Hess Corp.................................      51,777        3,193,994
American Electric Power Co., Inc. ................     104,810        4,768,855
American Express Co...............................     259,344       21,233,790
American General Corp.............................     134,575        6,981,078
American Greetings Corp., Class A.................      42,394        1,563,279
American Home Products Corp. .....................     355,687       25,965,151
American International Group, Inc.................     389,007       40,140,660
American Stores Co................................     147,366        3,592,046
Ameritech Corp....................................     301,900       20,076,350
Amgen, Inc........................................     147,481        7,069,870
Amoco Corp........................................     272,298       26,242,720
AMP, Inc..........................................     119,509        6,401,201
AMR Corp. *.......................................      49,785        5,510,577
Anadarko Petroleum Corp...........................      31,684        2,275,307
Andrew Corp. *....................................      50,577        1,324,485
Anheuser-Busch Cos., Inc. ........................     272,100       12,278,512
Aon Corp..........................................      89,558        4,735,379
Apache Corp.......................................      47,904        2,053,884
Apple Computer, Inc.*.............................      70,020        1,518,559
Applied Materials, Inc. *.........................     100,589        9,581,102
Archer-Daniels-Midland Co. .......................     311,326        7,452,366
Armco, Inc. *.....................................      60,895          365,370
Armstrong World Industries, Inc. .................      23,036        1,544,852
ASARCO, Inc.......................................      23,818          762,176
Ashland, Inc......................................      41,336        2,247,645
AT & T Corp.......................................     897,412       39,766,569
Atlantic Richfield Co.............................     176,812       15,106,375
Autodesk, Inc.....................................      25,670        1,164,776
Automatic Data Processing, Inc. ..................     160,332        8,016,600
Autozone, Inc. *..................................      81,316        2,439,480
Avery Dennison Corp. .............................      58,038      $ 2,321,520
Avon Products, Inc. ..............................      71,856        4,455,072
Baker Hughes, Inc. ...............................      91,823        4,017,256
Ball Corp.........................................      17,145          596,860
Baltimore Gas & Electric Co. .....................      82,175        2,280,356
Banc One Corp. ...................................     317,114       17,698,925
Bank of New York, Inc. ...........................     214,566       10,299,168
BankAmerica Corp. ................................     388,726       28,498,475
BankBoston Corp. .................................      81,577        7,214,466
Bankers Trust Co. (N.Y.)..........................      53,262        6,524,595
Bard (C.R.), Inc. ................................      31,950        1,084,303
Barnett Banks, Inc. ..............................     110,435        7,813,276
Barrick Gold Corp. ...............................     201,487        4,986,803
Battle Mountain Gold Co. .........................     125,376          901,140
Bausch & Lomb, Inc. ..............................      30,983        1,254,812
Baxter International, Inc. .......................     153,662        8,028,839
Bay Networks, Inc. *..............................     106,732        4,122,524
Becton, Dickinson & Co. ..........................      65,916        3,155,729
Bell Atlantic Corp. ..............................     426,478       34,304,824
BellSouth Corp. ..................................     547,329       25,313,966
Bemis Co., Inc. ..................................      29,430        1,316,993
Beneficial Corp. .................................      30,096        2,292,939
Bethlehem Steel Corp. *...........................      60,838          627,392
Beverly Enterprises, Inc. * ......................      53,448          928,659
Biomet, Inc. .....................................      56,866        1,364,784
Black & Decker Corp. .............................      50,381        1,876,692
Block (H&R), Inc. ................................      58,618        2,264,120
Boeing Co. .......................................     549,563       29,916,836
Boise Cascade Corp. ..............................      26,736        1,124,583
Boston Scientific Corp. *.........................     108,093        5,965,382
Briggs & Stratton Corp. ..........................      12,469          616,436
Bristol-Myers Squibb Co. .........................     551,666       45,650,361
Brown-Forman Corp., Class B ......................      39,154        1,945,464
Browning-Ferris Industries, Inc. .................     116,084        4,418,447
Brunswick Corp. ..................................      55,121        1,943,015
Burlington Northern Santa Fe .....................      85,554        8,266,655
Burlington Resources, Inc. .......................      70,139        3,599,007
Cabletron Systems, Inc. *.........................      87,171        2,789,472
Caliber System, Inc. .............................      22,118        1,199,902
Campbell Soup Co. ................................     255,706       12,529,594
Cardinal Health, Inc. ............................      60,819        4,318,149
Carolina Power & Light Co. .......................      84,479        3,035,964
Case Corp.........................................      40,848        2,721,498
Caterpillar, Inc. ................................     208,834       11,263,984
Centex Corp. .....................................      16,258          949,061
Central & South West Corp. .......................     118,269        2,624,093
Ceridian Corp. *..................................      44,770        1,656,490
Champion International Corp. .....................      53,561        3,263,873
Charming Shoppes, Inc. *..........................      59,581          366,796
Chase Manhattan Corp. ............................     236,022       27,850,596
Chevron Corp. ....................................     360,516       29,990,425
Chrysler Corp. ...................................     377,208       13,885,969
Chubb Corp. ......................................      96,926        6,887,804
CIGNA Corp. ......................................      41,100        7,654,875
Cincinnati Milacron, Inc. ........................      21,064          566,095






See accompanying notes to financial statement.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997 (NOTE 1)

-------------------------------------------------------------------------------
COMMON STOCKS                                             SHARES          VALUE
-------------------------------------------------------------------------------

CINergy Corp. .....................................       87,942   $  2,940,561
Circuit City Stores, Inc. .........................       55,424      2,234,280
Cisco Systems, Inc. * .............................      366,771     26,797,206
Citicorp ..........................................      254,764     34,122,453
Clear Channel Communications * ....................       51,434      3,336,781
Clorox Co. ........................................       57,844      4,287,687
Coastal Corp. .....................................       58,874      3,606,033
Coca Cola Co. .....................................    1,368,813     83,412,042
Cognizant Corp. ...................................       92,856      3,783,882
Colgate-Palmolive Co. .............................      161,767     11,273,138
Columbia / HCA Healthcare Corp. ...................      365,225     10,500,219
Columbia Gas Systems, Inc. ........................       30,331      2,123,170
Comcast Corp., Class A ............................      193,421      4,980,591
Comerica, Inc. ....................................       58,684      4,632,368
Compaq Computer Corp. * ...........................      414,122     30,955,625
Computer Associates International, Inc. ...........      201,187     14,447,741
Computer Sciences Corp. * .........................       42,637      3,016,568
ConAgra, Inc. .....................................      132,543      8,747,838
Conseco, Inc. .....................................      100,861      4,923,278
Consolidated Edison Co. of N.Y., Inc. .............      128,658      4,374,372
Consolidated Natural Gas Co. ......................       53,107      3,090,164
Cooper Industries, Inc. ...........................       66,129      3,575,099
Cooper Tire & Rubber Co. ..........................       39,584      1,051,450
Coors (Adolph) Co., Class B .......................       21,635        819,426
CoreStates Financial Corp. ........................      114,870      7,602,958
Corning, Inc. .....................................      125,739      5,941,168
Costco Cos., Inc.* ................................      117,338      4,414,842
Countrywide Credit Industries, Inc. ...............       56,654      2,064,330
CPC International, Inc. ...........................       78,794      7,298,294
Crane Co. .........................................       25,791      1,060,655
Crown Cork & Seal Co., Inc. .......................       71,528      3,299,229
CSX Corp. .........................................      119,644      6,999,174
Cuc International, Inc. * .........................      227,811      7,062,141
Cummins Engine Co., Inc. ..........................       21,624      1,688,024
CVS Corp. .........................................       93,129      5,296,712
Cyprus Amax Minerals Co. ..........................       52,732      1,265,568
Dana Corp. ........................................       57,162      2,822,374
Darden Restaurants, Inc. ..........................       89,228      1,031,699
Data General Corp. * ..............................       21,897        583,008
Dayton-Hudson Corp. ...............................      121,000      7,252,437
Deere & Co. .......................................      140,226      7,537,147
Dell Computer Corp. * .............................      183,944     17,819,575
Delta Air Lines, Inc. .............................       40,045      3,771,738
Deluxe Corp. ......................................       46,209      1,550,890
Digital Equipment Corp. * .........................       85,581      3,706,727
Dillards, Inc., Class A ...........................       63,057      2,762,685
Disney (Walt) Co. (The) ...........................      372,653     30,045,148
Dominion Resources, Inc. ..........................      100,909      3,821,928
Donnelley (R.R.) & Sons Co. .......................       81,312      2,901,822
Dover Corp. .......................................       62,708      4,256,306
Dow Chemical Co. ..................................      126,886   $ 11,506,974
Dow Jones & Co., Inc. .............................       53,759      2,513,233
Dresser Industries, Inc. ..........................       98,320      4,227,760
DSC Communications Corp. * ........................       65,712      1,770,117
DTE Energy Co. ....................................       80,999      2,465,407
Du Pont (E.I.) de Nemours & Co., Inc. .............      624,020     38,416,231
Duke Power Co. ....................................      197,040      9,741,165
Dun & Bradstreet Corp. ............................       95,290      2,703,854
Eastern Enterprises ...............................       11,374        424,392
Eastman Chemical Co. ..............................       43,489      2,696,318
Eastman Kodak Co. .................................      180,442     11,717,452
Eaton Corp. .......................................       43,012      3,973,234
Echlin, Inc. ......................................       34,965      1,225,960
Echo Bay Mines Ltd. ...............................       72,864        414,414
Ecolab, Inc. ......................................       36,499      1,772,483
Edison International ..............................      223,569      5,645,117
EG & G, Inc. ......................................       26,863        555,728
EMC Corp. * .......................................      136,910      7,992,121
Emerson Electric Co. ..............................      245,149     14,126,711
Engelhard Corp. ...................................       80,890      1,744,191
Enron Corp. .......................................      169,843      6,538,955
Entergy Corp. .....................................      130,039      3,389,141
Equifax, Inc. .....................................       81,703      2,568,544
Exxon Corp. .......................................    1,370,331     87,786,830
Federal Express Corp. * ...........................       63,539      5,083,120
Freddie Mac .......................................      381,887     13,461,517
Fannie Mae ........................................      585,656     27,525,832
Federated Department Stores, Inc. * ...............      115,129      4,964,938
Fifth Third Bancorp ...............................       87,525      5,721,947
First Chicago NBD Corp. ...........................      167,734     12,621,983
First Data Corp. ..................................      246,742      9,268,246
First Union Corp. .................................      316,316     15,835,570
Fleet Financial Group, Inc. .......................      142,638      9,351,704
Fleetwood Enterprises, Inc. .......................       19,587        657,389
Fleming Cos., Inc. ................................       21,566        394,927
Fluor Corp. .......................................       46,727      2,505,735
FMC Corp. * .......................................       20,407      1,811,121
Ford Motor Co. ....................................      654,115     29,598,704
Fort James Corp. ..................................      103,391      4,736,600
Fortune Brands, Inc. ..............................       93,626      3,154,026
Foster Wheeler Corp. ..............................       22,395        983,980
FPL Group, Inc. ...................................      102,019      5,228,474
Freeport McMoran Copper & Gold ....................      108,626      3,129,787
Frontier Corp. ....................................       88,635      2,038,605
Fruit of the Loom, Inc. * .........................       41,145      1,157,203
Gannett Co., Inc. .................................       77,878      8,405,957
Gap, Inc. (The) ...................................      149,155      7,467,072
General Dynamics Corp. ............................       35,069      3,055,387
General Electric Co. ..............................    1,807,764    123,040,937
General Mills, Inc. ...............................       88,327      6,089,043



See accompanying notes to financial statement.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997 (NOTE 1)

-------------------------------------------------------------------------------
COMMON STOCKS                                             SHARES          VALUE
-------------------------------------------------------------------------------

General Motors Corp. ..............................      402,220    $26,923,601
General Reinsurance Corp. .........................       44,948      8,922,178
General Signal Corp. ..............................       27,538      1,191,019
Genuine Parts Co. .................................      100,685      3,102,357
Georgia-Pacific Corp. .............................       50,956      5,318,532
Giant Foods, Inc., Class A ........................       33,756      1,099,180
Gillette Co. ......................................      307,831     26,569,663
Golden West Financial Corp. .......................       31,891      2,862,217
Goodrich (B.F.) Co. ...............................       30,157      1,364,604
Goodyear Tire & Rubber Co. (The) ..................       86,950      5,977,812
GPU, Inc. .........................................       66,841      2,397,921
Grace (W.R.) & Co. ................................       38,549      2,838,170
Grainger (W.W.), Inc. .............................       28,902      2,572,278
Great Atlantic & Pacific Tea Co., Inc. ............       20,755        658,971
Great Lakes Chemical Corp. ........................       31,128      1,535,000
Green Tree Financial Corp. ........................       72,841      3,423,527
GTE Corp. .........................................      526,857     23,906,136
Guidant Corp. .....................................       82,584      4,624,704
Halliburton Co. ...................................      140,434      7,302,568
Harcourt General, Inc. ............................       39,975      1,981,261
Harland (John H.) Co. .............................       17,377        400,757
Harnischfeger Industries, Inc. ....................       27,177      1,161,817
Harrahs Entertainment, Inc. * .....................       58,201      1,305,885
Harris Corp. ......................................       43,654      1,997,171
Hartford Financial Services Group .................       64,496      5,550,687
Hasbro, Inc. ......................................       72,523      2,039,709
Healthsouth Corp.* ................................      191,287      5,104,972
Heinz (H.J.) Co. ..................................      202,399      9,348,304
Helmerich & Payne, Inc. ...........................       14,164      1,133,120
Hercules, Inc. ....................................       53,770      2,675,058
Hershey Foods Corp. ...............................       75,858      4,285,977
Hewlett Packard Co. ...............................      570,454     39,682,206
HFS, Inc. * .......................................       87,426      6,507,773
Hilton Hotels Corp. ...............................      137,482      4,631,425
Home Depot, Inc. (The) ............................      402,655     20,988,392
Homestake Mining Co. ..............................       81,178      1,243,038
Honeywell, Inc. ...................................       70,739      4,752,777
Household International, Inc. .....................       59,245      6,705,793
Houston Industries, Inc. ..........................      149,945      3,261,299
Humana, Inc. * ....................................       90,968      2,166,176
Huntington Bancshares, Inc. .......................       86,974      3,136,500
Ikon Office Solutions, Inc. .......................       72,721      1,858,931
Illinois Tool Works, Inc. .........................      136,511      6,825,550
Inco, Ltd. ........................................       94,258      2,362,341
Ingersoll Rand Co. ................................       87,813      3,781,447
Inland Steel Industries, Inc. .....................       27,048        591,675
Intel Corp. .......................................      904,113     83,460,931
International Business Machines Corp. .............      546,111     57,853,634
International Flavors & Fragrances, Inc. ..........       58,926      2,887,374
International Paper Co. ...........................      165,571      9,116,753
Interpublic Group of Cos., Inc. ...................       67,896    $ 3,483,914
ITT Corp. * .......................................       64,956      4,400,769
ITT Industries, Inc. ..............................       66,374      2,202,787
Jefferson-Pilot Corp. .............................       39,647      3,132,113
Johnson & Johnson .................................      736,136     42,419,837
Johnson Controls, Inc. ............................       46,728      2,315,957
Jostens, Inc. .....................................       21,881        593,522
K Mart Corp. * ....................................      271,573      3,802,022
Kaufman & Broad Home Corp. ........................       21,056        456,652
Kellogg Co. .......................................      230,808      9,722,787
Kerr-McGee Corp. ..................................       26,956      1,854,910
Keycorp ...........................................      123,771      7,874,930
Kimberly-Clark Corp. ..............................      308,262     15,085,572
King World Productions, Inc. ......................       20,999        908,207
Kla-Tencor Corp.* .................................       46,272      3,126,252
Knight Ridder, Inc. ...............................       48,282      2,637,404
Kroger Co. * ......................................      139,876      4,222,507
Laidlaw, Inc. .....................................      175,730      2,624,967
Lilly (Eli) & Co. .................................      306,809     36,951,309
Limited, Inc. (The) ...............................      151,888      3,711,763
Lincoln National Corp. ............................       55,758      3,882,151
Liz Claiborne, Inc. ...............................       40,157      2,206,125
Lockheed Martin Corp. .............................      105,199     11,216,843
Loews Corp. .......................................       62,597      7,069,549
Longs Drug Stores Corp. ...........................       22,243        593,610
Louisiana Land & Exploration Co. ..................       18,582      1,455,203
Louisiana Pacific Corp. ...........................       61,750      1,543,750
Lowes Cos., Inc. ..................................       94,032      3,655,494
LSI Logic Corp. * .................................       74,777      2,402,211
Lucent Technologies, Inc. .........................      353,340     28,753,042
Mallinckrodt, Inc. ................................       41,700      1,501,200
Manor Care, Inc. ..................................       34,992      1,163,484
Marriot International, Inc. .......................       70,705      5,024,474
Marsh & McLennan Cos., Inc. .......................       90,350      6,923,069
Masco Corp. .......................................       90,714      4,155,835
Mattel, Inc. ......................................      161,141      5,337,796
May Department Stores Co. .........................      131,618      7,173,181
Maytag Corp. ......................................       55,534      1,895,098
MBIA, Inc. ........................................       24,324      3,051,142
MBNA Corp. ........................................      182,481      7,390,480
McDermott International, Inc. .....................       31,119      1,135,844
McDonald's Corp. ..................................      380,123     18,103,358
McGraw-Hill, Inc. .................................       55,740      3,772,901
MCI Communications Corp. ..........................      378,793     11,127,044
Mead Corp. ........................................       29,435      2,126,679
Medtronic, Inc. ...................................      261,000     12,267,000
Mellon Bank Corp. .................................      140,960      7,717,560
Mercantile Stores Co., Inc. .......................       20,512      1,290,974
Merck & Co., Inc. .................................      666,436     66,601,948
Meredith Corp. ....................................       31,003      1,026,974




See accompanying notes to financial statement.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997 (NOTE 1)

-------------------------------------------------------------------------------
COMMON STOCKS                                             SHARES          VALUE
-------------------------------------------------------------------------------

Merrill Lynch & Co., Inc. .........................      181,608    $13,473,043
MGIC Investment Corp. .............................       66,039      3,784,860
Micron Technology, Inc. ...........................      116,604      4,044,701
Microsoft Corp. * .................................      661,673     87,547,609
Millipore Corp. ...................................       24,139      1,185,828
Minnesota Mining & Manufacturing Co. ..............      229,370     21,216,725
Mirage Resorts, Inc.* .............................       96,512      2,907,424
Mobil Corp. .......................................      434,434     32,148,116
Monsanto Co. ......................................      323,677     12,623,407
Moore Corp. Ltd. ..................................       45,320        861,080
Morgan (J.P.) & Co., Inc. .........................      101,860     11,573,842
Morgan Stanley, Dean Witter, Discover and Co. .....      318,286     17,207,337
Morton International, Inc. ........................       79,173      2,810,642
Motorola, Inc. ....................................      327,953     23,571,622
Nacco Industries, Inc., Class A ...................        4,785        562,537
Nalco Chemical Co. ................................       37,057      1,484,596
National City Corp. ...............................      121,465      7,477,689
National Semiconductor Corp. * ....................       75,810      3,108,210
National Service Industries, Inc. .................       23,473      1,031,345
NationsBank Corp. .................................      397,418     24,590,238
Navistar International Corp. * ....................       41,893      1,157,294
New York Times Co. (The), Class A .................       54,223      2,846,708
Newell Co. ........................................       88,610      3,544,400
Newmont Mining Corp. ..............................       87,434      3,929,065
Nextlevel Systems, Inc.* ..........................       74,268      1,243,989
Niagara Mohawk Power Corp. * ......................       82,411        788,055
NICOR, Inc. .......................................       27,977      1,049,138
Nike, Inc., Class B ...............................      158,897      8,421,541
Nordstrom, Inc. ...................................       44,906      2,862,758
Norfolk Southern Corp. ............................       68,931      7,117,126
Northern States Power Co. .........................       39,153      1,947,862
Northern Telecom Ltd. .............................      142,414     14,802,155
Northrop Corp. ....................................       36,100      4,381,637
Norwest Corp. .....................................      206,734     12,662,457
Novell, Inc. * ....................................      193,091      1,731,785
Nucor Corp. .......................................       49,440      2,604,870
Occidental Petroleum Corp. ........................      182,404      4,731,104
Ohio Edison Co. ...................................       85,029      1,992,867
ONEOK, Inc. .......................................       15,638        510,190
Oracle Systems Corp. * ............................      541,723     19,739,032
Oryx Energy Co. * .................................       58,907      1,498,447
Owens Corning .....................................       29,297      1,069,341
Owens-Illinois, Inc.* .............................       73,962      2,510,085
P P & L Resources, Inc. ...........................       90,111      1,971,178
PACCAR, Inc. ......................................       44,083      2,468,648
Pacific Enterprises ...............................       46,759      1,583,961
PacifiCorp ........................................      164,001      3,669,522
Pall Corp. ........................................       66,831      1,441,043
Parametric Technology Corp.* ......................       70,873      3,127,271
Parker-Hannifin Corp. .............................       63,085    $ 2,838,825
Peco Energy Co. ...................................      124,142      2,909,578
Penney (J.C.) Co., Inc. ...........................      136,358      7,942,853
Pennzoil Co. ......................................       26,120      2,081,438
Peoples Energy Corp. ..............................       20,126        758,499
Pep Boys-Manny Moe & Jack .........................       34,891        950,780
PepsiCo, Inc. .....................................      846,568     34,338,914
Perkin-Elmer Corp. ................................       24,344      1,778,634
Pfizer, Inc. ......................................      711,639     42,742,817
PG&E Corp. ........................................      242,277      5,617,798
Pharmacia & Upjohn, Inc. ..........................      278,266     10,156,709
Phelps Dodge Corp. ................................       34,336      2,665,332
Philip Morris Cos., Inc. ..........................    1,338,742     55,641,464
Phillips Petroleum Co. ............................      144,798      7,475,197
Pioneer Hi Bred International, Inc. ...............       46,041      4,189,731
Pitney Bowes, Inc. ................................       80,944      6,733,529
Placer Dome, Inc. .................................      133,689      2,556,802
PNC Financial Corp. ...............................      173,894      8,488,201
Polaroid Corp. ....................................       25,500      1,305,281
Potlatch Corp. ....................................       16,499        830,106
PPG Industries, Inc. ..............................      100,103      6,275,207
Praxair, Inc. .....................................       87,668      4,487,506
Procter & Gamble Co. ..............................      745,476     51,484,436
Progressive Corp. .................................       38,868      4,163,735
Providian Financial Corp. .........................       52,747      2,093,397
Public Service Enterprise, Inc. ...................      128,909      3,319,407
Pulte Corp. .......................................       12,668        484,551
Quaker Oats Co. ...................................       75,582      3,807,443
Ralston Purina Co. ................................       59,205      5,239,642
Raychem Corp. .....................................       24,770      2,093,065
Raytheon Co. ......................................      128,970      7,625,351
Reebok International Ltd. .........................       31,306      1,524,211
Republic New York Corp. ...........................       30,192      3,430,566
Reynolds Metals Co. ...............................       40,604      2,875,271
Rite Aid Corp. ....................................       68,816      3,814,987
Rockwell International Corp. ......................      118,162      7,436,821
Rohm & Haas Co. ...................................       34,508      3,310,611
Rowan Cos., Inc. * ................................       48,283      1,720,082
Royal Dutch Petroleum Co. .........................    1,183,801     65,700,955
Rubbermaid, Inc. ..................................       84,659      2,164,096
Russell Corp. .....................................       21,501        632,936
Ryder Systems, Inc. ...............................       42,450      1,525,547
SAFECO Corp. ......................................       70,409      3,731,677
Safety-Kleen Corp. ................................       33,365        798,675
Salomon, Inc. .....................................       59,515      4,474,784
Sara Lee Corp. ....................................      265,596     13,678,194
SBC Communications, Inc. ..........................      503,728     30,916,305
Schering-Plough Corp. .............................      403,528     20,781,692
Schlumberger Ltd. .................................      272,376     22,930,654
Schwab (Charles) Corp. ............................      146,513      5,237,840





See accompanying notes to financial statement.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997 (NOTE 1)

-------------------------------------------------------------------------------
COMMON STOCKS                                            SHARES           VALUE
-------------------------------------------------------------------------------

Scientific-Atlanta, Inc. ..........................      43,631  $      987,151
Seagate Technology, Inc. * ........................     135,941       4,910,869
Seagram Co. Ltd. (The) ............................     204,958       7,224,769
Sears, Roebuck & Co. ..............................     215,373      12,262,800
Service Corp. International .......................     132,874       4,276,882
Shared Medical System .............................      13,466         712,015
Sherwin-Williams Co. ..............................      95,601       2,814,254
Sigma Aldrich Corp. ...............................      56,589       1,863,900
Silicon Graphics, Inc. * ..........................      94,942       2,492,228
Snap On, Inc. .....................................      34,549       1,591,413
Sonat, Inc. .......................................      48,487       2,466,776
Southern Co. ......................................     376,905       8,503,919
Southwest Airlines Co. ............................      81,651       2,607,729
Springs Industries, Inc. ..........................      11,038         579,495
Sprint Corp. ......................................     236,213      11,810,650
St. Jude Medical Center, Inc. * ...................      46,546       1,632,019
St. Paul Cos., Inc. ...............................      46,344       3,779,933
Stanley Works (The) ...............................      49,205       2,115,815
State Street Corp. ................................      88,990       5,422,828
Stone Container Corp. .............................      54,567         849,199
Stride Rite Corp. .................................      28,544         387,128
Sun Co., Inc. .....................................      41,175       1,803,980
Sun Microsystems, Inc. * ..........................     201,992       9,455,750
SunAmerica, Inc. ..................................     108,790       4,263,208
Suntrust Banks, Inc. ..............................     122,083       8,294,014
Supervalu, Inc. ...................................      29,256       1,148,298
Sysco Corp. .......................................      96,889       3,578,837
Tandy Corp. .......................................      56,914       1,913,733
Tektronix, Inc. ...................................      18,764       1,265,397
Tele-Communications, Inc. .........................     290,054       5,946,107
Tellabs, Inc. * ...................................      99,776       5,138,464
Temple-Inland, Inc. ...............................      31,039       1,986,496
Tenet Healthcare Corp. * ..........................     166,113       4,838,041
Tenneco, Inc. .....................................      95,216       4,558,466
Texaco, Inc. ......................................     290,782      17,864,919
Texas Instruments, Inc. ...........................     105,304      14,229,203
Texas Utilities Co. ...............................     132,250       4,761,007
Textron, Inc. .....................................      91,466       5,945,290
Thermo Electron Corp.* ............................      83,385       3,335,400
Thomas & Betts Corp. ..............................      29,936       1,635,254
Time Warner, Inc. .................................     307,729      16,675,065
Times Mirror Co., Class A .........................      52,393       2,878,340
Timken Co. ........................................      36,051       1,444,293
TJX Cos., Inc. (The) ..............................      84,770       2,590,783
Torchmark Corp. ...................................      78,106       3,065,661
Toys R Us Co. * ...................................     155,686       5,526,853
Transamerica Corp. ................................      36,767       3,658,317
Travelers, Inc. ...................................     353,649  $   24,136,544
Tribune Co. .......................................      69,074       3,682,508
TRW, Inc. .........................................      67,619       3,710,593
Tupperware Corp. ..................................      34,824         979,425
Tyco Laboratories, Inc. ...........................     146,050      11,985,228
U.S. Bancorp ......................................     134,304      12,960,325
U.S. Surgical Corp. ...............................      35,856       1,046,547
U.S. West Communication Group .....................     262,801      10,117,838
U.S. West Media Group* ............................     337,746       7,535,958
Unicom Corp. ......................................     120,247       2,810,774
Unilever N. V. (N.Y. shares) ......................      88,112      18,734,814
Union Camp Corp. ..................................      38,493       2,374,537
Union Carbide Corp. ...............................      66,341       3,229,977
Union Electric Co. ................................      56,884       2,186,479
Union Pacific Corp. ...............................     136,911       8,574,051
Union Pacific Resources Group, Inc. ...............     140,381       3,676,227
Unisys Corp. * ....................................      97,765       1,497,027
United Healthcare Corp. ...........................     103,295       5,164,750
United Technologies Corp. .........................     131,264      10,632,384
Unocal Corp. ......................................     139,309       6,025,114
Unum Corp. ........................................      77,613       3,541,093
USAir Group, Inc. * ...............................      39,230       1,623,141
USF&G Corp. .......................................      57,356       1,315,603
UST, Inc. .........................................     103,604       3,166,397
USX-Marathon Group ................................     157,758       5,866,626
USX-U.S. Steel Group ..............................      47,562       1,652,780
V.F. Corp. ........................................      35,529       3,290,874
Viacom, Inc. * ....................................     192,353       6,083,164
Wachovia Corp. ....................................      89,623       6,452,856
Wal-Mart Stores, Inc. .............................   1,252,133      45,859,371
Walgreen Co. ......................................     270,598       6,934,074
Warner-Lambert Co. ................................     149,524      20,176,395
Washington Mutual, Inc. ...........................     138,184       9,638,334
Waste Management, Inc. ............................     252,353       8,816,583
Wells Fargo & Co. .................................      49,075      13,495,625
Wendy's International, Inc. .......................      72,216       1,534,590
Western Atlas, Inc. * .............................      30,086       2,647,568
Westinghouse Electric Corp. .......................     350,409       9,482,944
Westvaco Corp. ....................................      57,098       2,059,097
Weyerhaeuser Co. ..................................     110,713       6,573,584
Whirlpool Corp. ...................................      41,896       2,778,229
Whitman Corp. .....................................      57,654       1,571,072
Willamette Industries, Inc. .......................      61,472       2,351,304
Williams Cos., Inc. (The) .........................      87,682       4,104,614
Winn-Dixie Stores, Inc. ...........................      80,130       2,839,607
Woolworth Corp. * .................................      75,563       1,671,831
WorldCom, Inc. * ..................................     492,464      17,420,914
Worthington Industries, Inc. ......................      52,150       1,056,038
Wrigley (Wm) Jr. Co. ..............................      65,135       4,905,480
Xerox Corp. .......................................     178,387      15,017,956
                                                                 --------------

Total Investments - (Cost $2,996,466,067)                        $4,051,417,592
                                                                 ==============


(*)  Denotes non-income producing security.

See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (NOTE 1)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (cost $2,996,466,067) (Note 2)  ..............     $4,051,417,592
   Cash .............................................................................         11,703,130
   Receivable for SPDRs issued in-kind (Note 4) .....................................        142,165,405
   Dividends receivable (Note 2) ....................................................          5,715,850
   Deferred organization costs (Note 2) .............................................             35,416
                                                                                          --------------
TOTAL ASSETS ........................................................................      4,211,037,393

LIABILITIES
   Payable for investments purchased ................................................        142,117,918
   Distributions payable (Note 2) ...................................................         13,154,925
   Due to Sponsor (Note 3) ..........................................................            954,943
   Accrued Trustee fees (Note 3) ....................................................          1,079,783
   Accrued expenses and other liabilities ...........................................            785,147
                                                                                          --------------
TOTAL LIABILITIES ...................................................................        158,092,716
                                                                                          --------------
NET ASSETS ..........................................................................     $4,052,944,677
                                                                                          ==============

NET ASSETS REPRESENTED BY:
   Paid in surplus relating to 42,762,984 units of fractional undivided interest
   ("SPDRs") outstanding; unlimited units authorized (Note 4) .......................     $3,000,177,285
   Undistributed net investment income ..............................................            993,315
   Accumulated net realized loss on investments .....................................         (3,177,448)
   Net unrealized appreciation on investments .......................................      1,054,951,525
NET ASSETS ..........................................................................     $4,052,944,677
                                                                                          ==============

NET ASSET VALUE PER SPDR ($4,052,944,677 / 42,762,984 SPDRs) ........................     $        94.78
                                                                                          ==============





See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                FOR THE NINE MONTH
                                                                   PERIOD ENDED          FOR THE YEAR           FOR THE YEAR
                                                                SEPTEMBER 30, 1997           ENDED                  ENDED
                                                                     (NOTE 1)          DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                ------------------     -----------------      -----------------

INVESTMENT INCOME
   Dividend income (Note 2) ................................       $ 38,356,337 (a)       $ 29,620,992 (a)       $ 16,060,887 (a)
                                                                   ------------           ------------           ------------

EXPENSES
   Trustee expense (Note 3) ................................          2,578,842              1,806,689                909,805
   S&P license fee .........................................            563,541                347,506                218,098
   SEC registration expense ................................            450,401                203,447                136,000
   Marketing expense .......................................            431,452                436,049                     --
   Legal and audit services ................................            143,826                135,000                 80,000
   Printing and postage expense ............................             90,234                 40,000                 20,000
   Amortization of organization costs (Note 2) .............             81,912                110,000                110,000
   Miscellaneous expenses ..................................                744                  1,002                  1,000
                                                                   ------------           ------------           ------------
Total expenses .............................................          4,340,952              3,079,693              1,474,903
   Rebate from Sponsor (Note 3) ............................           (249,830)              (434,407)              (180,244)
                                                                   ------------           ------------           ------------
Net expenses ...............................................          4,091,122              2,645,286              1,294,659
   Trustee earnings credit (Note 3) ........................           (194,498)              (176,370)              (107,356)
                                                                   ------------           ------------           ------------
Net expenses after Trustee earnings credit .................          3,896,624              2,468,916              1,187,303
                                                                   ------------           ------------           ------------

NET INVESTMENT INCOME ......................................         34,459,713             27,152,076             14,873,584
                                                                   ------------           ------------           ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ............          4,973,050             12,398,283              6,289,657
   Net increase in unrealized appreciation .................        644,808,026            236,120,771            170,848,065
                                                                   ------------           ------------           ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............        649,781,076            248,519,054            177,137,722
                                                                   ------------           ------------           ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $684,240,789           $275,671,130           $192,011,306
                                                                   ============           ============           ============


(a) Net of withholding tax expense of $289,809, $182,561, and $109,162 for 1997, 1996, and 1995, respectively.


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                FOR THE NINE MONTH
                                                                   PERIOD ENDED          FOR THE YEAR           FOR THE YEAR
                                                                SEPTEMBER 30, 1997           ENDED                  ENDED
                                                                     (NOTE 1)          DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                ------------------     -----------------      -----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ....................................     $   34,459,713         $   27,152,076         $   14,873,584
   Net realized gain on investment transactions .............          4,973,050             12,398,283              6,289,657
   Net increase in unrealized appreciation ..................        644,808,026            236,120,771            170,848,065
                                                                  --------------         --------------         --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................        684,240,789            275,671,130            192,011,306
                                                                  --------------         --------------         --------------

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
   PRICE OF UNITS ISSUED AND REDEEMED, NET ..................            420,891              1,962,474                325,692
                                                                  --------------         --------------         --------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income ....................................        (33,466,398)           (27,037,456)           (14,873,584)
   In excess of net investment income .......................                 --                     --               (310,588)
   Net realized gains .......................................                 --             (3,078,255)              (128,321)
                                                                  --------------         --------------         --------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS ..........................        (33,466,398)           (30,115,711)           (15,312,493)
                                                                  --------------         --------------         --------------

NET INCREASE IN NET ASSETS FROM ISSUANCE
   AND REDEMPTION OF SPDRS (NOTE 4) .........................      1,393,422,226            759,578,491            401,629,719
                                                                  --------------         --------------         --------------

NET INCREASE IN NET ASSETS DURING PERIOD ....................      2,044,617,508          1,007,096,384            578,654,224
NET ASSETS AT BEGINNING OF PERIOD ...........................      2,008,327,169          1,001,230,785            422,576,561
                                                                  --------------         --------------         --------------
   NET ASSETS END OF PERIOD,  including undistributed/
   (distribution in excess of) net investment income
   of $993,315, $0, and ($1,122,255), respectively ..........     $4,052,944,677         $2,008,327,169         $1,001,230,785
                                                                  ==============         ==============         ==============




See accompanying notes to financial statements

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD

--------------------------------------------------------------------------------

                                             FOR THE NINE MONTH    FOR THE YEAR  FOR THE YEAR   FOR THE YEAR  FOR THE PERIOD
                                                 PERIOD ENDED         ENDED          ENDED          ENDED         ENDED
                                               9/30/97 (NOTE 1)      12/31/96       12/31/95       12/31/94     12/31/93(1)
                                             ------------------    ------------  ------------   ------------  --------------

NET ASSET VALUE, BEGINNING OF PERIOD .........   $    74.08        $    61.61     $    45.93      $   46.62      $   43.54
                                                 ----------        ----------     ----------      ---------      ---------

Investment Operations:
    Net investment income (2) ................         1.03              1.35           1.26           1.22           1.15
    Net realized and unrealized gain
      (loss) on investments ..................        20.67             12.52          15.70          (0.68)          3.06
                                                 ----------        ----------     ----------      ---------      ---------
Total from investment operations .............        21.70             13.87          16.96           0.54           4.21
                                                 ----------        ----------     ----------      ---------      ---------

Less distributions from:
    Net investment income ....................        (1.00)            (1.28)         (1.24)         (1.23)         (1.10)
    In excess of net investment income .......           --                --          (0.03)            --             --
    Net realized gains .......................           --             (0.12)         (0.01)          0.00          (0.03)
                                                 ----------        ----------     ----------      ---------      ---------
Total distributions ..........................        (1.00)            (1.40)         (1.28)         (1.23)         (1.13)
                                                 ----------        ----------     ----------      ---------      ---------

NET ASSET VALUE, END OF PERIOD ...............   $    94.78        $    74.08     $    61.61      $   45.93      $   46.62
                                                 ==========        ==========     ==========      =========      =========

TOTAL INVESTMENT RETURN ......................        29.38%            22.67%         37.23%          1.15%          9.78%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Total expenses (2) .......................         0.19%(3)          0.20%          0.20%          0.20%          0.20%(3)
    Net expenses after Trustee
      earnings credit (2) ....................         0.18%(3)          0.18%          0.19%            --             --
    Net investment income (2) ................         1.63%(3)          2.03%          2.35%          2.63%          2.62%(3)
Portfolio turnover rate (4) ..................         3.22%             4.37%          4.02%          4.07%          2.40%
Average Commission Rate (5) ..................   $     0.02        $     0.02             --             --             --
NET ASSETS, END OF PERIOD (000'S).............   $4,052,945        $2,008,327     $1,001,231      $ 422,577      $ 461,557

--------------------------------------------------------------------------------
(1) The Trust commenced operations on January 22, 1993.
(2) Net of expenses reimbursed by the Sponsor. If the Trust had borne all expenses, net investment income per unit would have decreased by $0.01, $0.02, $0.01, $0.01 and $0.04 in 1997, 1996, 1995, 1994 and 1993,
    respectively, and the ratio of expenses to average net assets would have increased by 0.02%, 0.03%, 0.03%, 0.01% and 0.10% (on an annualized basis) in 1997, 1996, 1995, 1994 and 1993, respectively.
(3) Annualized.
(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate for security transactions on which a commission is charged.



See accompanying notes to financial statements

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS
The Trust incurred organization costs of $549,500, which have been capitalized and are being charged to operations ratably over a period of 60 months from the commencement of operations.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. During 1997, the Trust reclassified $7,283,395 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. The Trust incurred net capital losses of $2,501,106 for the year ended September 30, 1997. These losses may be utilized to offset any net realized capital gains through September 30, 2005.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P Index. For these services, the Trustee receives a fee at the following annual rates:

   Net asset value of the Trust          Fee as a percentage of net asset value of the Trust
   ----------------------------          ---------------------------------------------------
   $0 - $499,999,999                     15/100 of 1% per annum plus or minus the Adjustment Amount
   $500,000,000 - $999,999,999           13/100 of 1% per annum plus or minus the Adjustment Amount
   $1,000,000,000 - and above            11/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the nine month period ended September 30, 1997, the Adjustment Amount reduced the Trustee's fee by $163,230. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($31,268) and a Trustee earnings credit of $194,498.

For the nine month period ended September 30, 1997, PDR Services Corporation (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange, Inc.) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.45/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement for the nine month period ended September 30, 1997 was $249,830.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS Transactions in SPDRs were as follows:

                              Nine Month Period Ended                  Year Ended                        Year Ended
                            September 30, 1997 (Note 1)             December 31, 1996                 December 31, 1995
                              SPDRs           Amount             SPDRs           Amount             SPDRs         Amount
                           ----------     --------------      ----------     --------------      ----------    -------------
SPDRs sold                 23,800,000     $2,120,759,371      15,750,000     $1,100,700,575      11,700,000    $ 640,975,632
Dividend reinvestment
  SPDRs issued                   4003            328,997           7,625            506,869           1,291           69,292
SPDRs redeemed             (8,150,000)      (727,245,251)     (4,900,000)      (339,666,479)     (4,650,000)    (239,089,513)
Net income equalization            --           (420,891)            --          (1,962,474)             --         (325,692)
                           ----------     --------------      ----------     --------------      ----------    -------------
Net increase               15,654,003     $1,393,422,226      10,857,625     $  759,578,491       7,051,291    $ 401,629,719
                           ==========     ==============      ==========     ==============      ==========    =============

Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees at scheduled amounts ranging from $1,500 to $3,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the nine month period ended September 30, 1997, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $2,118,221,323, $725,169,854, $91,627,775, and $96,095,847, respectively. At
September 30, 1997, the cost of investments for federal income tax purposes was $2,997,142,408, accordingly, gross unrealized appreciation was $1,065,627,719 and gross unrealized depreciation was $11,352,535, resulting in net unrealized appreciation of $1,054,275,184.

SPDR TRUST SERIES 1
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

Effective September 30, 1997, the year end of the Trust changed from a calendar year ending on each December 31 to a fiscal year ending on each September 30. Regular quarterly ex-dividend dates and distribution dates have remained unchanged. Statements will be furnished to Beneficial Owners in the same manner as that described on page 51 of the prospectus, but henceforth they will be made available promptly after the end of each fiscal year.

Effective December 1, 1997, ALPS Mutual Funds Services, Inc. will replace PDR Distributors, Inc. as the Distributor of the Trust. The Distributor is a corporation organized under the laws of the State of Colorado and is located at 370 17th Street, Suite 3100, Denver, CO 80202. The Distributor is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Sponsor pays the Distributor for its services a flat annual fee. The Distributor will undertake all of the duties and obligations of its predecessor as described in the prospectus.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Boston, Massachusetts
November 14, 1997

SPDR TRUST SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services Corporation
c/o American Stock Exchange, Inc.
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
PDR Distributors, Inc. (a wholly-owned subsidiary of Signature Financial Group, Inc.)
6 St. James Avenue
Boston, MA 02116

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005